TAXATION - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current taxation:
UK corporation tax	$ 17	$ 14	$ 16
Overseas tax	104	126	40
Current income tax charge	121	140	56
Adjustments in respect of prior periods	(10)	(33)	(191)
Total current taxation	111	107	(135)
Deferred taxation:
Origination and reversal of temporary differences	(77)	(35)	(49)
Changes in tax rates	(5)	(14)	(12)
Adjustments to estimated amounts arising in prior periods	(17)	4	(6)
Total deferred taxation	(99)	(45)	(67)
Total taxation charge/(credit) as per the income statement	12	62	(202)
Taxation in other comprehensive income	5	27
Taxation in equity	3	1	4
Taxation attributable to the Group	20	90	(198)
Net prior period adjustment benefit	27	29	197
Taxation on excluded items, including US tax reform	$ (127)	(85)	(274)
UK
Deferred taxation:
Net prior period adjustment benefit		29	197
Current tax credit due to successful tax litigation			$ 100
Other tax refund		$ 142